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March 14, 2009

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           CMG Holdings, Inc.

To Whom It May Concern:

On behalf of CMG Holdings, Inc., Commission File Number 000-51770, I enclose Form 10-K Annual Report pursuant to the Securities and Exchange Act of 1934 for year ended Decemner 31, 2008.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

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